Leases (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases (Textual)
Lease term, description	The Company leases its current facilities from Gold Team Inc., a company owned by the Company’s CEO, which owns both the Canoga Park, CA and Milford, Ohio locations. The leases expired on April 30, 2020 and the Company exercised its renewal option for an additional 12 months. The new lease is not more than 12 months; therefore, the disclosures under ASC 842 are not required. Future minimum lease payments under this agreement for the twelve months ending December 31, 2022 is $98,000. Effective January 1, 2019, the Company adopted the provision of ASC 842 Leases.
Lease expense	$ 42,000	$ 168,000	$ 168,000
Operating leases payment	$ 0	42,000	$ 168,000
Accounts payable- related party		$ 126,000
Weighted average remaining lease terms		3 months 18 days
Weighted average discount rate		8.00%